Schedule of hedging instrument notional value (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Exports affecting the statement of income		$ (1,138)	$ (1,450)	$ (2,296)	$ (3,361)
Foreign exchange variation	[1]	4,443	$ (2,009)	1,001	$ (3,776)
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Amounts designated as of January 1, 2021				319,608
Additional hedging relationships designated, designations revoked and hedging instruments re-designated				77,637
Exports affecting the statement of income				(39,893)
Principal repayments / amortization				(39,313)
Foreign exchange variation				(12,270)
Amounts designated as of June 30, 2021		305,769		305,769
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2021		332,162		332,162
Nonderivative Financial Instruments [member]
IfrsStatementLineItems [Line Items]
Amounts designated as of January 1, 2021				61,502
Additional hedging relationships designated, designations revoked and hedging instruments re-designated				14,319
Exports affecting the statement of income				(7,338)
Principal repayments / amortization				(7,356)
Foreign exchange variation
Amounts designated as of June 30, 2021		61,127		61,127
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2021		$ 66,403		$ 66,403

[1]	For more information, see notes 29.3c and 29.3a.